5 Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

5      Cash and Cash Equivalents

	12.31.2019	12.31.2018
Cash and bank accounts	263,188	167,728
Financial investments with immediate liquidity	2,678,539	1,780,681
	2,941,727	1,948,409

These comprise cash on hand, deposits with banks and short-term highly-liquid investments, which can be redeemed in cash within 90 days from the investment date. Temporary short-term investments are recorded at cost at the reporting date, plus earnings accrued. Cash and cash equivalents are subject to an insignificant risk of change in value.

Financial investments of the Company refer to Bank Deposit Certificates - CDBs and Repurchase Agreements, which are the sale of a security with the commitment of the seller (Bank) to repurchase it, and of the purchaser to resell it in the future. Investments are remunerated between 78% and 100.8% of Interbank Deposit Certificate (Certificado de Depósito Interbancário - CDI) interest.